Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories
Concentrates	$ 2,971	$ 1,769
Ore stockpiles	1,767	913
Spare parts and supplies	5,966	5,975
Total	$ 10,704	$ 8,657